Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income (loss) from Operations Before Income Taxes
The components of income (loss) from operations before income taxes consist of the following for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Domestic	$28,276	$9,946
Foreign	503	(471)

Income from operations before income taxes	$28,779	$9,475

Schedule of Components of Provision for Income Taxes
Components of the provision for income taxes consist of the following for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Current provision (benefit):
Federal	$3,908	$3,465
State and local	2,325	1,643
Foreign	18	(11)

Total current provision	6,251	5,097
Deferred benefit:
Federal	(2,054)	(1,614)
State and local	(837)	(703)
Foreign	—	—

Total deferred benefit	(2,891)	(2,317)

Provision for income taxes	$3,360	$2,780

Summary of Reconciliation of Federal Statutory Rate to Effective Tax Rate
Reconciliation of the federal statutory rate to the Company’s effective tax rate is the following for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Federal income tax rate	21.00%	21.00%
State and local taxes, net of federal benefit	5.22%	7.68%
Foreign rate differential	0.10%	-0.27%
Unrealized gain on Seller’s Earn-Out and warrants valuation	-22.06%	0.00%
Non-deductible transaction costs	3.95%	0.00%
Permanent items	2.00%	1.18%
Research and development credits	-1.27%	-2.96%
Equity option forfeitures	0.05%	1.38%
Write-off of 162(m) limited stock options	3.29%	0.00%
Change in valuation allowance	0.64%	1.20%
State FIN 48	-1.12%	0.14%
Other	-0.09%	0.00%

Effective tax rate	11.71%	29.35%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences that comprise deferred tax assets and liabilities were as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Accrued expenses	$364	$598
Capitalized costs	3,321	—
Deferred rent	540	505
Investments	—	30
Net operating losses	677	353
Reserves	173	178
Equity-based compensation	770	389
Uncertain Tax Positions	—	86

Deferred tax assets	5,845	2,139
Valuation Allowance	(370)	(114)

Net deferred tax asset	5,475	2,025
Deferred tax liabilities:
Property & equipment	(770)	(315)
Intangible assets	(4,271)	(6,230)

Deferred tax liabilities	(5,041)	(6,545)

Deferred tax asset (liability)	$434	$(4,520)

Schedule of Unrecognized Tax Benefits

	Year Ended December 31,
	2021	2020
Unrecognized tax benefits—beginning of period	$380	$380
Tax position changes—current period	(380)	—
Unrecognized tax benefits—end of period	—	380
Interest and penalties—end of period	—	27

Total liabilities related to uncertain tax positions	$—	$407